Other Income and Charges (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Other Income (Expense) [Line Items]
Accretion income on long-term floating rate notes (Note 19)		(3)	(5)
Loss (gain) in fair value of long-term floating rate notes (Note 19)		1	(10)
Net loss on repurchase of debt (Note 18)			10
Other foreign exchange losses (gains)	2	(1)	3
Foreign exchange loss (gain) on long-term debt	2	(2)	3
Advisory fees (related to shareholder matters)		27	6
Other	13	15	11
Total other income and charges	17	37	18